Capital structure and financial items - Financial assets and liabilities - Financial assets by category (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	kr 79,015	kr 62,600
Financial liabilities	67,105	57,069
Financial liabilities measured at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	64,202	54,885
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Financial assets	11,480	7,318
Financial assets at fair value through the income statement | Other financial assets
Disclosure of financial assets [line items]
Financial assets	559	553
Financial assets at fair value through the income statement | Marketable securities
Disclosure of financial assets [line items]
Financial assets	10,921	6,765
Financial assets at fair value through the income statement | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	2,727	1,690
Financial assets at fair value through the income statement | Derivatives used as hedging instruments
Disclosure of financial assets [line items]
Financial assets	2,727	1,690
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	30,841	27,985
Non-current financial assets	433	335
Financial assets at amortised cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	457	363
Financial assets at amortised cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	16,593	15,036
Financial assets at amortised cost | Other receivables and prepayments (current and non-current)
Disclosure of financial assets [line items]
Financial assets	6,211	5,304
Financial assets at amortised cost | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(5,073)	(3,438)
Financial assets at amortised cost | Cash at bank
Disclosure of financial assets [line items]
Financial assets	12,653	10,720
Financial assets at amortised cost | Other Financial Assets, Other Receivables, Non-Current And Prepayments
Disclosure of financial assets [line items]
Financial assets	206	267
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	33,967	25,607
Financial assets at fair value through other comprehensive income | Trade receivables
Disclosure of financial assets [line items]
Financial assets	kr 33,967	kr 25,607